Long –Term Debt (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended						4 Months Ended	6 Months Ended	7 Months Ended			8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Jan. 15, 2021	Jan. 09, 2020	Jan. 22, 2021	Feb. 03, 2020	Apr. 14, 2020	Apr. 03, 2020	Mar. 27, 2020	Mar. 25, 2020	Mar. 20, 2020	Mar. 19, 2020	Apr. 16, 2020	Jun. 23, 2020	Aug. 06, 2020	Jul. 31, 2020	Jul. 17, 2020	Sep. 09, 2020	Sep. 24, 2020	Sep. 17, 2020	Nov. 13, 2020	Nov. 17, 2020	Nov. 16, 2020	Dec. 31, 2020	Dec. 21, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt, Gross																						$ 1,509,794,000		$ 1,544,551,000
Prepaid amount																						222,883,000
Cash and Cash Equivalents, at Carrying Value																						160,475,000		184,835,000	$ 204,763,000
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value																						111,969,000		$ 104,979,000
Three Loan Agreements [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents																						$ 3,600,000
Archangel and Alaska [Member]
Debt Instrument [Line Items]
Prepaid amount		$ 26,815,000
Silia T [Member]
Debt Instrument [Line Items]
Prepaid amount				$ 10,660,000
Byzantion and Bosporos [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Prepaid amount					$ 17,558,000
Debt Instrument, Term										5 years
Debt Instrument, Face Amount										$ 16,800,000
Proceeds from Issuance of Debt											$ 16,380,000
Number of repayment installments																						ten
Debt Instrument, Periodic Payment																						$ 1,365,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																						$ 2,730,000
Maya, Inca, Selini and Salamina [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Debt Instrument, Term									4 years 5 months
Number of repayment installments																						nine
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																						$ 449,000
Debt Instrument, Increase (Decrease), Other, Net									$ 2,438,000
Maya, Inca, Selini and Salamina [Member] | Commencing on May 29, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																						146,000
Maya, Inca, Selini and Salamina [Member] | Commencing on June 15, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																						$ 75,000
Marathon TS [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Prepaid amount							$ 31,890,000
Debt Instrument, Term								5 years
Debt Instrument, Face Amount								$ 40,000,000
Proceeds from Issuance of Debt							$ 39,800,000
Number of repayment installments																						ten
Debt Instrument, Periodic Payment																						$ 1,244,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																						$ 27,360,000
Stravanger TS [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Number of repayment installments																						nine
Debt Instrument, Periodic Payment																						$ 324,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																						$ 873,000
Debt Instrument, Increase (Decrease), Other, Net						$ 3,789,000
Didimon [Member]
Debt Instrument [Line Items]
Prepaid amount												$ 6,238,000
Bergen TS [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Prepaid amount													$ 34,031,000
Debt Instrument, Term														6 years
Debt Instrument, Face Amount														$ 37,500,000
Proceeds from Issuance of Debt													$ 37,125,000
Number of repayment installments																						twelve
Debt Instrument, Periodic Payment																						$ 1,326,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																						$ 21,213,000
LNG Carrier Hull 3157 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term															2 years
Debt Instrument, Face Amount															$ 27,750,000
Proceeds from Issuance of Debt																	$ 13,875,000
Andes, Izumo Princess, Asahi Princess and Aegeas [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Prepaid amount																		$ 29,169,000
Debt Instrument, Term																5 years
Debt Instrument, Face Amount																$ 47,000,000
Proceeds from Issuance of Debt																		$ 45,500,000
Number of repayment installments																						ten
Debt Instrument, Periodic Payment																						$ 4,550,000
Sapporo Princess, Socrates, Selecao, Word Harmony and Chantal [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Prepaid amount																				$ 56,305,000
Debt Instrument, Term																			5 years
Debt Instrument, Face Amount																			$ 70,000,000
Proceeds from Issuance of Debt																					$ 67,305,000
Number of repayment installments																						ten
Debt Instrument, Periodic Payment																						$ 5,608,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																						$ 11,225,000
Maria Princess, Nippon Princess and Ise Princess [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Prepaid amount			$ 36,488,000
Debt Instrument, Term	5 years
Debt Instrument, Face Amount	$ 44,500,000
Proceeds from Issuance of Debt			$ 44,500,000
Number of repayment installments																						ten
Debt Instrument, Periodic Payment																						$ 4,045,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																						$ 4,045,000
Sakura Princess [Member]
Debt Instrument [Line Items]
Prepaid amount																							$ 10,217,000
All term loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Debt Instrument, Description of Variable Rate Basis																						LIBOR
All term loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																						1.70%
All term loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																						2.73%